Goodwill and Intangible Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Loss on impairment of goodwill	$ 2,700	$ 148,500	$ 2,654	$ 148,488	$ 0
Amortization of intangible assets			19,200	20,000	18,400
Thereafter	116,500		116,500
Net unamortized intangible asset	205,071	224,239	$ 205,071	224,239
Minimum
Goodwill [Line Items]
Useful life			5 years
2017	10,000		$ 10,000
2018	10,000		10,000
2019	10,000		10,000
2020	10,000		10,000
2021	10,000		$ 10,000
Maximum
Goodwill [Line Items]
Useful life			30 years
2017	15,600		$ 15,600
2018	15,600		15,600
2019	15,600		15,600
2020	15,600		15,600
2021	15,600		15,600
Costar Midstream, L.L.C.
Goodwill [Line Items]
Loss on impairment of goodwill		95,000
Adjustment
Goodwill [Line Items]
Amortization of intangible assets			2,900	4,000	4,400
Customer relationships
Goodwill [Line Items]
Impairment of intangible assets				700
Net unamortized intangible asset	83,172	90,882	83,172	90,882
Customer contracts
Goodwill [Line Items]
Impairment of intangible assets					$ 8,100
Net unamortized intangible asset	61,464	70,304	$ 61,464	70,304
Storage Tank Leasing Arrangement
Goodwill [Line Items]
Optional renewal term of long-term contract			2 years
Storage Tank Leasing Arrangement | Customer relationships
Goodwill [Line Items]
Net unamortized intangible asset	$ 10,000		$ 10,000
Liquid Pipelines and Services
Goodwill [Line Items]
Loss on impairment of goodwill			2,654	$ 29,896
Crude Oil Supply and Logistics Business
Goodwill [Line Items]
Loss on impairment of goodwill		118,600
Crude Oil Supply and Logistics Business | Costar Midstream, L.L.C.
Goodwill [Line Items]
Loss on impairment of goodwill		95,000
Crude Oil Supply and Logistics Business | Lavaca
Goodwill [Line Items]
Loss on impairment of goodwill		23,600
Crude Oil Supply and Logistics Business | Liquid Pipelines and Services
Goodwill [Line Items]
Loss on impairment of goodwill		$ 29,900
JP Liquids Business | Propane Marketing Services
Goodwill [Line Items]
Loss on impairment of goodwill			$ 2,700